Yorktown Growth Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.16%
Communications — 2.98%
Gray Television, Inc. 17,350 $ 245,503
M3, Inc. - ADR 18,000 266,940
Nexstar Media Group, Inc. 1,600 274,080
Take-Two Interactive Software, Inc.
(a)
2,400 284,352
Tegna, Inc. 27,600 576,288
1,647,163
Consumer Discretionary — 9.38%
Boyd Gaming Corp. 5,300 306,128
Compagnie Financiere Richemont SA - ADR 25,900 251,230
Copart, Inc.
(a)
2,350 270,297
D.R. Horton, Inc. 3,600 276,768
Etsy, Inc.
(a)
3,250 305,207
Evolution AB 2,600 243,223
Fortune Brands Home & Security, Inc. 4,550 274,456
Hermes International - ADR 3,800 491,530
JD.com, Inc. - ADR
(a)
5,100 190,179
Kering SA - ADR 5,350 245,351
LCI Industries 4,800 509,328
Li Ning Co. Ltd. 58,700 303,607
Lithia Motors, Inc., Class A 1,050 208,058
Open House Co. Ltd. 9,100 324,366
PulteGroup, Inc. 9,100 363,909
Tractor Supply Co. 2,800 615,356
5,178,993
Consumer Staples — 2.71%
Darling Ingredients, Inc.
(a)
3,850 302,148
Dollar General Corp. 1,175 299,684
Five Below, Inc.
(a)
2,400 351,240
Keurig Dr Pepper, Inc. 6,700 260,228
Seven & I Holdings Co., Ltd. - ADR 15,250 281,972
1,495,272
Energy — 1.81%
OMV AG - ADR 7,400 340,141
Sabine Royalty Trust 3,050 256,017
Texas Pacific Land Corp. 175 403,177
999,335
Financials — 10.81%
AllianceBernstein Holding LP 6,850 257,765
BlackRock, Inc. 430 277,741
Brown & Brown, Inc. 5,050 296,890
Carlyle Group, Inc. (The) 10,600 299,768
Charles Schwab Corp. (The) 4,500 358,515
Credit Acceptance Corp.
(a)
1,400 651,868
Deutsche Boerse AG - ADR 31,000 502,200
KKR & Co., Inc. 9,700 471,711
LPL Financial Holdings, Inc. 3,400 869,210

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Shares Fair Value
Marsh & McLennan Cos., Inc. 2,000 $ 322,980
Raymond James Financial, Inc. 6,450 762,003
Stifel Financial Corp. 4,900 303,163
Tradeweb Markets, Inc., Class A 4,850 267,138
XP, Inc., Class A
(a)
17,950 329,024
5,969,976
Health Care — 11.09%
Abiomed, Inc.
(a)
1,550 390,724
Bio-Techne Corp. 1,200 355,512
Catalent, Inc.
(a)
3,950 259,633
Charles River Laboratories International, Inc.
(a)
1,800 382,050
Danaher Corp. 1,200 302,004
Genmab A/S - ADR
(a)
10,100 388,951
Globus Medical, Inc., Class A
(a)
6,400 428,800
ICON PLC
(a)
2,450 484,708
Insulet Corp.
(a)
2,150 556,441
LHC Group, Inc.
(a)
2,100 350,910
Masimo Corp.
(a)
1,950 256,620
Medpace Holdings, Inc.
(a)
1,800 399,564
Merck KGaA - ADR 8,450 274,963
Penumbra, Inc.
(a)
1,850 317,220
QIAGEN N.V.
(a)
6,100 265,716
Repligen Corp.
(a)
2,150 392,354
Sonova Holding AG - ADR 6,780 320,084
6,126,254
Industrials — 13.85%
AMERCO 540 310,603
Ashtead Group PLC - ADR 1,450 304,108
C.H. Robinson Worldwide, Inc. 2,400 234,528
Danaos Corp. 4,600 260,820
Expeditors International of Washington, Inc. 2,600 254,410
Fluidra SA 15,600 211,606
Franklin Electric Co., Inc. 6,000 491,640
Generac Holdings, Inc.
(a)
1,500 173,865
Ingersoll Rand, Inc. 9,700 489,850
J.B. Hunt Transport Services, Inc. 1,500 256,605
Keyence Corp. 700 265,142
Kuehne & Nagel International AG - ADR 6,200 264,027
Landstar System, Inc. 2,250 351,495
NIBE Industrier AB 28,800 229,773
Old Dominion Freight Line, Inc. 1,300 356,980
Prysmian SpA 14,400 469,330
Rollins, Inc. 7,300 307,184
Saia, Inc.
(a)
3,000 596,580
SiteOne Landscape Supply, Inc.
(a)
2,250 260,708
Techtronic Industries Co. Ltd. - ADR 5,150 244,677
Teledyne Technologies, Inc.
(a)
900 358,182
Toro Co. (The) 3,200 337,376

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Shares Fair Value
United Parcel Service, Inc., Class B 1,500 $ 251,655
Wabtec Corp. 3,950 368,456
7,649,600
Materials — 9.90%
Anglo American PLC - ADR 34,350 517,998
Berry Plastics Group, Inc.
(a)
7,950 376,194
CF Industries Holdings, Inc. 2,600 276,276
Commercial Metals Co. 8,700 395,850
Franco-Nevada Corp. 2,400 296,592
Givaudan SA - ADR 6,000 358,320
Kingspan Group PLC - ADR 4,650 232,500
Louisiana-Pacific Corp. 5,050 286,082
Mitsui & Co. Ltd. - ADR 675 297,857
Nutrien Ltd. 6,300 532,350
Southern Copper Corp. 6,300 295,911
Steel Dynamics, Inc. 3,550 333,878
UFP Industries, Inc. 6,300 448,749
Vulcan Materials Co. 3,200 523,840
Westlake Chemical Corp. 3,050 294,783
5,467,180
Real Estate — 3.63%
Aedifica SA 2,550 194,487
CBRE Group, Inc., Class A
(a)
6,700 475,298
FirstService Corp. 2,300 287,523
Life Storage, Inc. 2,500 276,525
STORE Capital Corp. 16,300 518,340
Vonovia SE - ADR 22,700 249,927
2,002,100
Technology — 29.55%
Amkor Technology, Inc. 13,800 286,902
Arista Networks, Inc.
(a)
2,450 296,107
Capgemini SE - ADR 8,200 269,042
CDW Corp. 2,200 380,182
Concentrix Corp. 2,700 330,021
CoStar Group, Inc.
(a)
4,050 335,016
CyberArk Software Ltd.
(a)
3,100 486,421
Dassault Systemes SE - ADR 7,750 260,555
Descartes Systems Group, Inc. (The)
(a)
8,200 566,374
Entegris, Inc. 6,751 535,624
EPAM Systems, Inc.
(a)
1,300 455,000
ExlService Holdings, Inc.
(a)
5,500 1,000,175
Fortinet, Inc.
(a)
11,500 657,340
Garmin Ltd. 3,200 281,728
Genpact Ltd. 11,200 543,200
Globant S.A.
(a)
2,300 433,964
Infineon Technologies AG - ADR 11,700 284,544
KLA Corp. 1,500 474,675
Lasertec Corp. 2,100 300,686

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Shares Fair Value
Logitech International S.A. 7,500 $ 372,300
MarketAxess Holdings, Inc. 1,100 268,444
Monolithic Power Systems, Inc. 1,300 441,285
Nintendo Co. Ltd. - ADR 48,500 490,820
Paycom Software, Inc.
(a)
1,550 536,300
Paylocity Holdings Corp.
(a)
2,550 591,064
Qorvo, Inc.
(a)
3,000 258,240
Qualys, Inc.
(a)
4,700 670,032
Science Applications International Corp. 3,250 352,105
SPS Commerce, Inc.
(a)
6,300 797,076
SS&C Technologies Holdings, Inc. 5,100 262,242
STMicroelectronics NV 9,400 292,528
SYNNEX Corp. 4,000 366,040
Synopsys, Inc.
(a)
800 234,040
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 3,500 215,425
Tokyo Electron Ltd. - ADR 4,400 289,784
Tyler Technologies, Inc.
(a)
1,650 533,495
United Microelectronics Corp. - ADR
(a)
42,900 254,397
Veeva Systems, Inc., Class A
(a)
1,850 310,689
WNS Holdings Ltd. - ADR
(a)
7,000 602,560
16,316,422
Utilities — 0.45%
Orsted AS - ADR 9,000 247,410
Total Common Stocks/Investme nts — 96.16%
(Cost $44,130,342) 53,099,705
Other Assets in Excess of Liabilities  —  3.84% 2,121,993
Net Assets — 100.00% $ 55,221,698
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Capital Appreciation Fund
Schedule of Investments
October 31, 2022 - (Unaudtied)
Shares Fair Value
COMMON STOCKS — 95.59%
Communications — 16.20%
Airbnb, Inc., Class A
(a)
1,632 $ 174,477
Alphabet, Inc., Class A
(a)
1,700 160,667
Endeavor Group Holdings, Inc., Class A
(a)
7,000 152,880
Grab Holdings Ltd., Class A
(a)
52,000 135,200
Iridium Communications, Inc.
(a)
3,850 198,391
Roblox Corp., Class A
(a)
6,780 303,337
Shopify, Inc., Class A
(a)
4,350 148,901
Spotify Technology S.A.
(a)
1,630 131,345
Trade Desk, Inc. (The), Class A
(a)
3,580 190,599
Uber Technologies, Inc.
(a)
7,080 188,116
1,783,913
Consumer Discretionary — 14.68%
Amazon.com, Inc.
(a)
1,500 153,660
Aurora Innovation, Inc.
(a)
59,500 122,570
Chewy, Inc.
(a)
3,650 141,365
Coupang, Inc., Class A
(a)
8,410 145,241
DraftKings, Inc., Class A
(a)
11,560 182,648
Etsy, Inc.
(a)
1,566 147,063
Farfetch Ltd., Class A
(a)
18,000 152,640
Genius Sports Ltd.
(a)
43,600 224,104
MercadoLibre, Inc.
(a)
204 183,930
Tesla, Inc.
(a)
720 163,829
1,617,050
Financials — 10.14%
Coinbase Global, Inc., Class A
(a)
1,690 111,963
Intercontinental Exchange, Inc. 2,100 200,697
LendingClub Corp.
(a)
11,040 117,466
Nu Holdings Ltd., Class A
(a)
31,700 158,500
Robinhood Markets, Inc., Class A
(a)
17,900 209,072
Silvergate Capital Corp., Class A
(a)
2,898 164,490
Upstart Holdings, Inc.
(a)
6,700 155,306
1,117,494
Health Care — 12.47%
agilon health, inc.
(a)
7,925 157,311
Beam Therapeutics, Inc.
(a)
5,005 220,520
Exact Sciences Corp.
(a)
6,360 221,201
Intellia Therapeutics, Inc.
(a)
2,620 138,284
Intuitive Surgical, Inc.
(a)
900 221,823
Royalty Pharma PLC, Class A 5,370 227,258
Teladoc Health, Inc.
(a)
6,300 186,732
1,373,129
Industrials — 9.82%
AeroVironment, Inc.
(a)
1,994 182,451
Archer Aviation, Inc., Class A
(a)
49,070 139,849
Elbit Systems Ltd. 1,030 208,822
Kratos Defense & Security Solutions, Inc.
(a)
13,064 144,749

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudtied)
Shares Fair Value
Teledyne Technologies, Inc.
(a)
567 $ 225,655
Trimble, Inc.
(a)
3,000 180,480
1,082,006
Technology — 32.28%
Adyen NV - ADR
(a)
10,975 157,711
ASML Holding N.V. - ADR 283 133,695
Bill.com Holdings, Inc.
(a)
1,340 178,702
CrowdStrike Holdings, Inc., Class A
(a)
1,160 186,992
Datadog, Inc., Class A
(a)
1,630 131,231
Global-e Online Ltd.
(a)
6,530 165,144
Intuit, Inc. 439 187,672
monday.com Ltd.
(a)
1,190 127,258
Nano Dimension Ltd. - ADR
(a)
57,800 143,344
NVIDIA Corp. 1,065 143,743
PagerDuty, Inc.
(a)
6,650 165,851
PayPal Holdings, Inc.
(a)
2,220 185,548
Signify Health, Inc., Class A
(a)
11,400 333,222
Snowflake, Inc., Class A
(a)
1,120 179,536
StoneCo Ltd., Class A
(a)
15,700 164,850
Synopsys, Inc.
(a)
720 210,636
Teradyne, Inc. 1,854 150,823
Veeva Systems, Inc., Class A
(a)
760 127,634
Workday, Inc., Class A
(a)
900 140,238
Zoom Video Communications, Inc., Class A
(a)
1,890 157,702
ZoomInfo Technologies, Inc., Class A
(a)
4,120 183,464
3,554,996
Total Common Stocks/In vestments — 95.59%
(Cost $12,724,770) 10,528,588
Other Assets in Excess of Liabilities  —  4.41% 485,362
Net Assets — 100.00% $ 11,013,950
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 62.56%
Communications — 4.81%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 906,740
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 791,655
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 760,246
DIRECTV Holdings LLC, 5.88%, 8/15/2027
(a)
1,250,000 1,128,069
Lamar Media Corp., 3.63%, 1/15/2031 500,000 408,352
Level 3 Financing, Inc., 4.25%, 7/1/2028
(a)
2,000,000 1,655,460
Liberty Interactive LLC, 8.50%, 7/15/2029 1,000,000 636,540
Liberty Interactive LLC, 8.25%, 2/1/2030 2,000,000 1,251,670
Magallanes, Inc., 5.14%, 3/15/2052
(a)
1,000,000 699,638
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 336,318
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 413,662
United States Cellular Corp., 6.70%, 12/15/2033 2,540,000 2,422,436
Univision Communications, Inc., 6.63%, 6/1/2027
(a)
500,000 494,770
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 844,200
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 655,113
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 809,980
14,214,849
Consumer Discretionary — 4.65%
Carnival Corp., 7.20%, 10/1/2023 1,000,000 1,001,678
Carnival Corp., 4.00%, 8/1/2028
(a)
1,000,000 807,500
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 664,932
Ford Motor Co., 3.25%, 2/12/2032 500,000 376,263
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 909,025
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,572,469
L Brands, Inc., 6.88%, 11/1/2035 2,000,000 1,684,110
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 384,203
Marriott International, Inc., 2.75%, 10/15/2033 500,000 363,694
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 838,520
QVC, Inc., 4.75%, 2/15/2027 2,000,000 1,589,410
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)
1,000,000 780,500
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026
(a)
500,000 398,738
Tenneco, Inc., 5.13%, 4/15/2029
(a)
500,000 496,601
Wolverine World Wide, Inc., 4.00%, 8/15/2029
(a)
1,000,000 791,470
WW International, Inc., 4.50%, 4/15/2029
(a)
500,000 275,606
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 804,550
13,739,269
Consumer Staples — 3.63%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 90,520
Central Garden & Pet Co., 4.13%, 4/30/2031
(a)
500,000 415,828
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 383,323
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 392,788
Coty, Inc., 5.00%, 4/15/2026
(a)
1,000,000 939,919
JBS Finance Luxembourg Sarl, 3.63%, 1/15/2032
(a)
500,000 388,228
JBS USA LUX SA, 5.50%, 1/15/2030
(a)
1,000,000 913,878
JBS USA LUX SA, 3.75%, 12/1/2031
(a)
250,000 196,414
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 260,052

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Kraft Heinz Foods Co., 5.00%, 6/4/2042 $ 500,000 $ 433,420
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 782,427
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 835,481
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
2,000,000 1,870,110
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 739,498
Natura Cosmeticos SA, 4.13%, 5/3/2028
(a)
500,000 390,250
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 424,775
Pilgrim's Pride Corp., 4.25%, 4/15/2031
(a)
1,000,000 835,087
Vector Group Ltd., 5.75%, 2/1/2029
(a)
500,000 438,720
10,730,718
Financials — 28.65%
AgTexas Farm Credit Services, 5.75%, Perpetual (H15T5Y + 474.0bps)
(a),(b)
1,000,000 909,190
American AgCredit Corp., 5.25%, Perpetual (H15T5Y + 450.0bps)
(a),(b)
1,000,000 918,750
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 953,370
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (1MO
LIBOR + 221.50bps)
(a),(b)
2,000,000 1,830,940
Assured Guaranty US Holdings, Inc., 5.67%, 12/15/2066 (3MO LIBOR +
238.0bps)
(b)
2,000,000 1,590,000
Athene Holding Ltd., 6.15%, 4/3/2030 2,000,000 1,943,027
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
1,000,000 770,416
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y
+ 519.2bps)
(b)
3,900,000 3,493,464
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,610,000
Bank of Nova Scotia (The), 4.90%, 6/4/2165 (H15T5Y + 455.51bps)
(b)
1,000,000 928,922
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,696,745
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)
(b)
1,500,000 1,262,250
Barclays PLC, 7.75%, 9/15/2168 (USSW5 + 484.2bps)
(b)
1,000,000 943,750
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)
(b)
3,000,000 2,433,697
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)
(a),(b)
4,000,000 3,758,568
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 1,838,651
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
1,000,000 805,000
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR +
315.7bps)
(b)
2,000,000 1,833,507
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)
(b)
2,000,000 1,719,782
Credit Suisse Group AG, 2.59%, 9/11/2025 (SOFR + 156.0bps)
(a),(b)
1,000,000 888,476
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)
(a),(b)
1,000,000 615,954
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)
(a),(b)
3,000,000 2,349,450
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR +
307.6bps)
(b)
1,334,000 1,036,317
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.60bps)
(b)
500,000 393,650
Enstar Group Ltd., 4.95%, 6/1/2029 2,000,000 1,759,208
FedNat Holding Co., 7.75%, 3/15/2029 2,400,000 958,056
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)
(b)
1,000,000 913,300
Fifth Third Bancorp, Series J, 6.80%, Perpetual (3MO LIBOR + 312.9bps)
(b)
4,000,000 3,940,615
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,725,517
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.60bps)
(a),(b)
1,000,000 739,415
Goldman Sachs Group, Inc. (The), Series P, 5.00%, 11/10/2069 (3MO
LIBOR + 287.4bps)
(b)
4,000,000 3,739,600

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Icahn Enterprises LP, Class B, 4.38%, 2/1/2029 $ 250,000 $ 209,359
ILFC E-Capital Trust I, 4.85%, 12/21/2065 (USD CMT 30YR + 155.0bps)
(b)
590,000 361,375
ILFC E-Capital Trust I, 5.12%, 12/21/2065 (USD CMT 30YR + 155.0bps)
(a)
2,250,000 1,378,125
ILFC E-Capital Trust II, 5.37%, 12/21/2065 (H15T30Y + 180.0bps)
(a),(b)
1,000,000 655,000
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.20bps)
(b)
1,000,000 621,897
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 855,104
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
3,000,000 2,796,710
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)
(b)
1,000,000 894,900
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 302,059
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
1,000,000 591,350
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)
(b)
3,000,000 2,867,291
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 1,860,000
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 790,917
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 648,247
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 716,603
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.20bps)
(a),(b)
1,000,000 703,785
OneMain Finance Corp., 5.38%, 11/15/2029 2,000,000 1,645,530
Oppenheimer Holdings, Inc., 5.50%, 10/1/2025 500,000 484,885
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 318,648
PartnerRe Finance II, Inc., 5.41%, 12/1/2066 (3MO LIBOR + 232.5bps)
(b)
500,000 473,437
Radian Group, Inc., 6.63%, 3/15/2025 2,250,000 2,225,138
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,712,898
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 1,055,198
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
1,000,000 806,250
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)
(a),(b)
2,000,000 1,319,855
SVB Financial Group, Series E, 4.70%, 11/15/2049 (H15T10Y +
306.40bps)
(b)
1,000,000 672,500
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR +
278.6bps)
(b)
2,000,000 1,600,000
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 1,658,334
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 372,990
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple,
Entidad No Regulada, 8.38%, 1/27/2028
(a)
1,000,000 100,000
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)
(b)
2,000,000 1,932,580
WT Holdings, Inc., 5.50%, 4/30/2028
(a)
1,000,000 735,000
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)
(b)
1,000,000 945,163
84,610,715
Health Care — 1.18%
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
500,000 445,010
Organon Finance 1 LLC, 4.13%, 4/30/2028
(a)
1,000,000 882,735
Perrigo Co. PLC, 5.30%, 11/15/2043 1,000,000 693,849
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030 1,000,000 837,970
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 624,589
3,484,153
Industrials — 9.30%
ADT Security Corp. (The), 4.13%, 8/1/2029
(a)
1,000,000 860,000
ADT Security Corp. (The), 4.88%, 7/15/2032
(a)
3,500,000 2,985,885
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
1,189,196 1,051,256

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 $ 1,127,743 $ 1,116,435
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 1,000,000 784,657
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%,
5/1/2023 867,019 838,800
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 1,000,000 841,068
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 794,294
CSX Corp., 5.50%, 4/15/2041 1,000,000 947,478
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 873,565
General Electric Co., 4.10%, Perpetual (3MO LIBOR + 232.0bps)
(b)
600,000 485,850
General Electric Co., Series D, 6.62%, Perpetual (3MO LIBOR + 333.0bps) 500,000 483,750
Norfolk Southern Corp., 4.55%, 6/1/2053 1,000,000 815,363
Prime Security Services Borrower LLC, Class B, 5.75%, 4/15/2026
(a)
2,000,000 1,950,339
Seaspan Corp., 6.50%, 4/26/2026 2,000,000 1,926,000
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 772,739
Stena International SA, 5.75%, 3/1/2024
(a)
3,730,000 3,508,311
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 359,936
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 734,031
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 631,857
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 701,748
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 571,759 498,329
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 762,000 708,184
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 735,690 567,818
United Airlines, Inc., 4.38%, 4/15/2026
(a)
50,000 45,726
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023 320,595 322,742
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,587,112 1,434,272
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
500,000 409,850
27,450,283
Materials — 3.21%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 932,536
Ball Corp., 2.88%, 8/15/2030 1,000,000 778,300
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 391,651
Berry Global, Inc., 5.63%, 7/15/2027
(a)
1,000,000 949,850
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 398,065
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)
1,000,000 771,514
Commercial Metals Co., 3.88%, 2/15/2031 500,000 405,700
Domtar Corp., 6.25%, 9/1/2042 1,000,000 557,675
Freeport-McMoRan, Inc., 5.25%, 9/1/2029 1,000,000 931,104
Glencore Funding LLC, 2.63%, 9/23/2031
(a)
500,000 375,468
Mosaic Co. (The), 5.45%, 11/15/2033 1,000,000 926,776
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027
(a)
1,000,000 887,600
Unigel Luxembourg SA, 8.75%, 10/1/2026
(a)
1,000,000 967,897
WRKCo, Inc., 3.00%, 6/15/2033 250,000 190,132
9,464,268
Real Estate — 0.65%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 862,375

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
$ 1,000,000 $ 864,313
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 180,364
1,907,052
Technology — 3.05%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 861,295
Broadcom, Inc., 4.15%, 11/15/2030 500,000 430,648
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 712,116
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 660,684
HP, Inc., 6.00%, 9/15/2041 2,538,000 2,253,564
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 362,552
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 598,856
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(a)
1,000,000 782,760
Kyndryl Holdings, Inc., 3.15%, 10/15/2031
(a)
1,000,000 626,011
Lenovo Group Ltd., 5.83%, 1/27/2028
(a)
1,000,000 885,540
NCR Corp., 5.13%, 4/15/2029
(a)
1,000,000 841,451
9,015,477
Utilities — 3.43%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 385,559
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 680,825
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 749,388
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)
(b)
1,000,000 832,290
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 560,169
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 658,647
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 884,594
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 333,639
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 305,923
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 805,125
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
899,238 856,403
Union Electric Co., 3.90%, 4/1/2052 750,000 565,686
Vistra Operations Co. LLC, 4.38%, 5/1/2029
(a)
1,000,000 857,710
WEC Energy Group, Inc., 5.02%, 5/15/2067 (3MO LIBOR + 211.3bps)
(b)
2,000,000 1,655,000
10,130,958
Total Corporate Bonds and Notes
(Cost $221,277,602) 184,747,742
ASSET BACKED SECURITIES — 25.00%
ACC Trust, Series 2022-1, Class C, 3.24%, 10/20/2025
(a)
1,000,000 948,507
American Credit Acceptance Receivables Trust, Series 2019-3, Class F,
5.42%, 5/12/2026
(a)
550,000 542,285
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
2.54%, 7/13/2027
(a)
2,000,000 1,820,920
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
2.56%, 11/15/2027
(a)
3,000,000 2,741,940
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
3.12%, 2/14/2028
(a)
1,000,000 838,956
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 677,246
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
1,000,000 938,397

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
$ 1,000,000 $ 946,376
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,250,000 1,911,017
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,335,804
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,138,331
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(a)
1,281,000 1,207,996
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/2026
(a)
1,000,000 977,353
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%,
12/15/2026
(a)
693,665 692,872
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026
(a)
3,000,000 2,889,567
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 899,947
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025
(a)
2,000,000 1,972,806
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
1,000,000 869,336
Dext ABS LLC, Series 2020-1, Class A, 1.46%, 2/16/2027
(a)
489,827 481,510
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
500,000 493,200
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 897,666
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 845,977
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 893,246
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 952,007
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,739,918
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
1,155,000 1,044,558
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%,
7/17/2028 1,000,000 927,191
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 841,264
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 863,826
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%,
10/15/2029
(a)
2,000,000 1,662,883
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 7/15/2026
(a)
2,000,000 1,908,247
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
840,000 760,686
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025
(a)
2,000,000 1,952,066
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027
(a)
1,000,000 870,815
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 947,817
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,167,728
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 441,957

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
$ 1,000,000 $ 873,566
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 965,271
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
384,283 338,038
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
3,000,000 2,903,798
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,750,000 2,508,657
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 866,182
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 843,251
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 883,668
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
813,222 640,076
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
373,796 333,354
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/2030
(a)
1,000,000 986,720
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
935,047 691,493
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
974,043 706,656
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
972,227 893,214
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042
(a)
3,702,368 555,355
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
802,419 679,406
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 939,458
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%,
1/15/2026
(a)
467,000 452,274
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025
(a)
1,000,000 953,120
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 6.39%, 4/20/2034
(3MO LIBOR + 215.0bps)
(a),(b)
1,000,000 912,941
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 5.83%, 1/15/2034
(3MO LIBOR + 175.0bps)
(a),(b)
1,000,000 912,028
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040
(a)
3,073,828 330,437
SCF Equipment Leasing LLC, Series 2019-2A, Class B, 2.76%, 8/20/2026
(a)
1,000,000 957,276
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 651,545
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
781,250 675,395
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
1,088,000 872,067
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 402,317
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
822,917 692,988
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 796,763
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(a)
2,000,000 1,865,593
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%,
11/10/2028
(a)
1,000,000 904,055
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
1,125,000 1,070,210

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028
(a)
$ 500,000 $ 465,513
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 408,135
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 864,703
Total Asset Backed Securities
(Cost $85,651,443) 73,837,741
FOREIGN BONDS — 0.26%
Mexican Government International Bond, 3.50%, 2/12/2034 1,000,000 765,455
Total Foreign Bonds
(Cost $995,536) 765,455
U.S. GOVERNMENT & AGENCIES — 3.67%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 430,963 397,807
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051
(b)
751,407 673,016
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,814,975 1,495,754
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 925,370 762,564
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 878,152 723,447
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 431,005
Federal Farm Credit Bank, 2.13%, 5/21/2040 1,000,000 631,355
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 592,938
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 302,433
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 611,920
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,026,336
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 924,015 762,403
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 395,111 351,615
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 830,658 738,989
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 701,819 582,684
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 916,742 755,329
Total U.S. Government & Agencies
(Cost $14,522,921) 10,839,595
COLLATERALIZED LOAN OBLIGATIONS — 6.13%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 5.96%, 4/25/2031 (3MO
LIBOR + 160.0bps)
(a),(b)
1,190,000 1,119,997
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 6.84%, 10/20/2031
(3MO LIBOR + 260.0bps)
(a),(b)
420,000 390,175
Atrium XII, Series 2012-A, Class CR, 4.41%, 4/22/2027 (3MO LIBOR +
165.0bps)
(a),(b)
2,500,000 2,385,295
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 6.39%,
4/20/2034 (3MO LIBOR + 215.0bps)
(a),(b)
250,000 229,176
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 6.23%,
1/15/2035 (3MO LIBOR + 215.0bps)
(a),(b)
1,000,000 905,810
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 6.44%,
4/20/2031 (3MO LIBOR + 220.0bps)
(a),(b)
1,000,000 933,303
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 6.44%,
7/20/2034 (3MO LIBOR + 220.0bps)
(a),(b)
375,000 339,535

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class
A2, 5.43%, 5/22/2039 (3MO LIBOR + 245.0bps)
(a),(b)
$ 3,000,000 $ 2,992,500
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 6.29%,
4/20/2034 (3MO LIBOR + 205.0bps)
(a),(b)
1,000,000 910,624
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 6.28%,
10/15/2032 (3MO LIBOR + 220.0bps)
(a),(b)
1,000,000 925,326
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 5.98%,
7/17/2034 (3MO LIBOR + 190.0bps)
(a),(b)
1,000,000 908,528
Palmer Square CLO Ltd., Series 2022-1A, Class C, 6.01%, 4/20/2035
(TSFR3M + 205.0bps)
(a),(b)
1,000,000 902,447
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 4.98%, 8/20/2032
(3MO LIBOR + 200.0bps)
(a),(b)
1,000,000 919,909
Venture CLO Ltd., Series 2018-31A, Class C1, 6.19%, 4/20/2031 (3MO
LIBOR + 195.0bps)
(a),(b)
1,000,000 921,147
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 6.24%, 4/20/2028 (3MO
LIBOR + 200.0bps)
(a),(b)
3,000,000 2,876,880
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 6.43%, 10/15/2034
(US0003M + 235.0bps)
(a),(b)
500,000 453,706
Total Collateralized Loan Obligations
(Cost $19,112,021) 18,114,358
COMMERCIAL PAPER — 1.36%
Southern California Edison Co., 3.82%, 11/1/2022 4,000,000 3,999,624
Total Commercial Paper
(Cost $4,000,000) 3,999,624
Total Investments — 98.98%
(Cost $345,559,523) 292,304,515
Other Assets in Excess of Liabilities  —  1.02% 3,000,332
Net Assets — 100.00% $ 295,304,847
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2022 was $173,222,500, representing 58.66% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Short Term Bond Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 54.34%
Communications — 1.65%
AT&T, Inc., 3.69%, 3/25/2024 (SOFR + 64.0bps)
(a)
$ 1,000,000 $ 994,317
Expedia Group, Inc., 5.00%, 2/15/2026 213,000 205,992
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(a),(b)
1,000,000 870,614
Verizon Communications, Inc., 4.01%, 5/15/2025 (3MO LIBOR +
110.0bps)
(a)
2,000,000 1,999,877
Verizon Communications, Inc., 3.84%, 3/20/2026 (SOFR + 79.0bps)
(a)
1,389,000 1,355,995
5,426,795
Consumer Discretionary — 5.57%
American Honda Finance Corp., MTN, 1.50%, 1/13/2025 1,000,000 926,970
eBay, Inc., 1.40%, 5/10/2026 500,000 435,456
Ford Motor Co., 4.35%, 12/8/2026 1,000,000 931,930
Ford Motor Credit Co., LLC, 4.14%, 2/15/2023 (3MO LIBOR +
123.50bps)
(a)
250,000 248,267
Ford Motor Credit Co., LLC, 2.30%, 2/10/2025 1,000,000 906,400
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 909,025
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 914,168
General Motors Financial Co., Inc., 3.80%, 4/7/2025 1,000,000 945,713
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 853,748
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 842,018
General Motors Financial Co., Inc., 4.09%, 2/26/2027 (SOFR + 104.0bps)
(a)
500,000 471,697
Home Depot Inc. (The), 4.00%, 9/15/2025 500,000 489,771
Hyatt Hotels Corp., 1.30%, 10/1/2023 500,000 479,890
Hyundai Capital America, 1.25%, 9/18/2023
(b)
1,000,000 960,804
Hyundai Capital America, 4.30%, 2/1/2024
(b)
1,000,000 979,367
Hyundai Capital America, 0.88%, 6/14/2024
(b)
500,000 459,480
Hyundai Capital America, 1.00%, 9/17/2024
(b)
500,000 452,823
Kia Corp., 1.00%, 4/16/2024
(b)
1,000,000 934,441
Marriott International, Inc., 3.75%, 3/15/2025 2,000,000 1,918,519
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(b)
500,000 446,643
Nissan Motor Co. Ltd., 3.04%, 9/15/2023
(b)
1,100,000 1,062,586
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(b)
2,000,000 1,775,401
18,345,117
Consumer Staples — 1.28%
7-Eleven, Inc., 0.80%, 2/10/2024
(b)
1,000,000 943,328
JBS USA LUX SA, 5.13%, 2/1/2028
(b)
1,000,000 931,553
JDE Peet's NV, 1.38%, 1/15/2027
(b)
250,000 205,249
Mitsubishi Corp., 1.13%, 7/15/2026
(b)
500,000 430,433
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026
(b)
1,000,000 855,744
Viterra Finance BV, 2.00%, 4/21/2026
(b)
1,000,000 844,970
4,211,277
Financials — 25.03%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 1,877,714
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 908,097
AIG Global Funding, 0.65%, 6/17/2024
(b)
1,000,000 929,391
Air Lease Corp., 0.80%, 8/18/2024 1,000,000 911,099

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Air Lease Corp., 1.88%, 8/15/2026 $ 500,000 $ 419,688
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,707,242
Ally Financial, Inc., 3.05%, 6/5/2023 500,000 491,704
Antares Holdings LP, 3.95%, 7/15/2026
(b)
1,500,000 1,277,563
Athene Global Funding, 1.20%, 10/13/2023
(b)
500,000 478,386
Athene Global Funding, 2.75%, 6/25/2024
(b)
1,250,000 1,184,803
Athene Global Funding, 3.61%, 8/19/2024 (SOFR + 56.0bps)
(a),(b)
1,000,000 974,952
Athene Global Funding, 3.77%, 1/7/2025 (SOFR + 71.5bps)
(a),(b)
1,000,000 965,695
Aviation Capital Group LLC, 1.95%, 1/30/2026
(b)
1,000,000 835,943
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(b)
2,000,000 1,641,097
Banco Santander Chile, 2.70%, 1/10/2025
(b)
150,000 140,756
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 907,646
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 961,704
Bank of Nova Scotia (The), 3.60%, 3/2/2026 (SOFR + 54.5bps)
(a)
2,000,000 1,927,196
BPCE SA, 2.38%, 1/14/2025
(b)
500,000 458,966
Brighthouse Financial Global Funding, MTN, 3.81%, 4/12/2024 (SOFR
+76.0bps)
(a),(b)
1,000,000 989,631
Capital One Financial Corp., 3.74%, 12/6/2024 (SOFR + 69.0bps)
(a)
1,000,000 974,536
Citadel Finance LLC, 3.38%, 3/9/2026
(b)
2,000,000 1,763,591
Citigroup, Inc., 3.82%, 6/9/2027 (SOFR + 77.0bps)
(a)
1,000,000 950,288
CNO Global Funding, 1.75%, 10/7/2026
(b)
500,000 429,612
Credit Suisse Group AG, 4.48%, 6/12/2024 (3MO LIBOR + 124.0bps)
(a),(b)
3,000,000 2,828,129
Danske Bank A/S, 1.17%, 12/8/2023
(b)
500,000 497,014
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(b)
2,000,000 1,815,407
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(b)
1,000,000 894,914
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(b)
500,000 432,184
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(b)
1,000,000 862,979
F&G Global Funding, 1.75%, 6/30/2026
(b)
500,000 432,316
GA Global Funding Trust, 1.00%, 4/8/2024
(b)
1,000,000 928,571
GA Global Funding Trust, 1.63%, 1/15/2026
(b)
1,000,000 872,407
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 189,909
Goldman Sachs Group, Inc. (The), 3.67%, 12/6/2023 (SOFR + 62.0bps)
(a)
1,000,000 992,499
Goldman Sachs Group, Inc. (The), 3.86%, 3/9/2027 (SOFR + 81.0bps)
(a)
1,000,000 949,578
Goldman Sachs Group, Inc. (The), 3.87%, 9/10/2027 (SOFR + 82.0bps)
(a)
500,000 471,268
Goldman Sachs Group, Inc. (The), 3.97%, 10/21/2027 (SOFR + 92.0bps)
(a)
2,000,000 1,899,836
HSBC Holdings PLC, 4.25%, 3/14/2024 1,000,000 966,647
HSBC Holdings PLC, 3.96%, 5/18/2024 (3MO LIBOR + 100.0bps)
(a)
1,000,000 985,582
HSBC Holdings PLC, 0.73%, 8/17/2024 (SOFR+ 53.4bps)
(a)
700,000 663,889
HSBC Holdings PLC, 4.25%, 8/18/2025 1,313,000 1,222,343
HSBC Holdings PLC, 4.62%, 9/12/2026 (3MO LIBOR + 138.0bps)
(a)
1,500,000 1,456,226
Huntington Bancshares, Inc., 2.63%, 8/6/2024 1,000,000 951,455
ING Groep NV, 4.06%, 4/1/2027 (SOFR + 101.0bps)
(a)
2,000,000 1,909,542
Intesa Sanpaolo SpA, 3.38%, 1/12/2023
(b)
1,000,000 994,669
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(b)
4,000,000 3,735,653
Jackson Financial, Inc., 1.13%, 11/22/2023
(b)
1,000,000 953,065
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)
(a)
1,000,000 959,245
JPMorgan Chase & Co., 3.94%, 4/22/2027 (SOFR + 88.5bps)
(a)
2,000,000 1,930,734
JPMorgan Chase & Co., 4.23%, 2/24/2028 (SOFR + 118.0bps)
(a)
1,000,000 969,004
JPMorgan Chase & Co., MTN, 3.40%, 6/22/2028 (SOFR + 35.0bps)
(a)
365,000 334,997

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
KeyCorp Capital, 4.48%, 7/1/2028 (3MO LIBOR + 74.0bps)
(a)
$ 1,000,000 $ 892,767
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(b)
250,000 229,316
Macquarie Group Ltd., 4.88%, 6/10/2025
(b)
285,000 273,898
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(b)
1,000,000 857,260
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 893,224
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025 (H15T1Y +
55.0bps)
(a)
1,000,000 918,209
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 850,344
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(b)
1,000,000 843,173
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(b)
500,000 431,989
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(b)
1,000,000 855,898
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(b)
500,000 428,773
Royal Bank of Canada, MTN, 3.76%, 1/21/2027 (SOFR + 71.0bps)
(a)
1,000,000 964,581
Santander Holdings USA, Inc., 3.50%, 6/7/2024 2,500,000 2,398,363
Santander UK PLC, 5.00%, 11/7/2023
(b)
1,000,000 989,180
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024
(b)
1,000,000 929,924
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(b)
1,000,000 830,435
Societe Generale SA, 5.00%, 1/17/2024
(b)
2,000,000 1,946,297
Societe Generale SA, 4.25%, 4/14/2025
(b)
3,000,000 2,781,752
Societe Generale SA, 4.10%, 1/21/2026 (SOFR + 105.0bps)
(a),(b)
500,000 478,201
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 819,648
Sumitomo Mitsui Financial Group, Inc., 4.88%, 10/16/2023 (3MO LIBOR +
80.0bps)
(a)
1,000,000 999,561
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 446,593
Sumitomo Mitsui Financial Group, Inc., 3.93%, 1/14/2027 (SOFR +
88.0bps)
(a)
1,000,000 974,739
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024
(b)
1,000,000 936,373
Truist Bank, 3.58%, 5/15/2027 (3MO LIBOR + 67.0bps)
(a)
1,500,000 1,363,948
Wells Fargo & Co., 4.58%, 1/15/2027 (3MO LIBOR + 50.0bps)
(a)
2,000,000 1,850,440
82,392,248
Health Care — 2.55%
HCA, Inc., 5.00%, 3/15/2024 2,000,000 1,983,332
Highmark, Inc., 1.45%, 5/10/2026
(b)
500,000 434,101
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 859,721
PerkinElmer, Inc., 0.85%, 9/15/2024 1,260,000 1,163,225
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 2,250,000 2,148,379
Viatris, Inc., 1.65%, 6/22/2025 1,000,000 893,275
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 1,000,000 922,697
8,404,730
Industrials — 5.86%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(b)
1,159,467 1,024,975
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(b)
608,466 537,127
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 447,875 443,384
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,825,068 1,543,095
Ashtead Capital, Inc., 1.50%, 8/12/2026
(b)
1,000,000 830,373
Boeing Co. (The), 1.43%, 2/4/2024 1,100,000 1,044,326
Boeing Co. (The), 2.20%, 2/4/2026 1,000,000 884,422

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%,
6/20/2024 $ 758,246 $ 734,684
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 881,069
Daimler Trucks Finance North America LLC, 3.80%, 12/13/2024 (SOFR +
75.0bps)
(a),(b)
1,000,000 987,043
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%,
7/30/2023 63,811 62,415
PACCAR Financial Corp., MTN, 1.10%, 5/11/2026 500,000 439,331
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(b)
1,000,000 863,646
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(b)
1,000,000 855,987
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 940,057
Trimble, Inc., 4.15%, 6/15/2023 1,000,000 993,422
Triton Container International Ltd., 0.80%, 8/1/2023
(b)
1,055,000 1,010,226
Triton Container International Ltd., 1.15%, 6/7/2024
(b)
1,000,000 917,194
Triton Container International Ltd., 2.05%, 4/15/2026
(b)
1,000,000 845,280
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 762,000 708,184
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 736,173 593,244
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 47,343 42,784
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,428,765 1,266,349
Vontier Corp., 1.80%, 4/1/2026 1,000,000 830,000
19,278,617
Materials — 2.38%
Berry Global, Inc., 0.95%, 2/15/2024 1,000,000 940,741
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 867,438
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,649,800
Glencore Funding LLC, 1.63%, 4/27/2026
(b)
1,000,000 859,676
Graphic Packaging International LLC, 1.51%, 4/15/2026
(b)
1,000,000 851,856
Sealed Air Corp., 1.57%, 10/15/2026
(b)
1,000,000 837,912
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 1,000,000 981,513
Silgan Holdings, Inc., 1.40%, 4/1/2026
(b)
1,000,000 852,781
7,841,717
Real Estate — 1.31%
American Tower Corp., 1.60%, 4/15/2026 500,000 432,098
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(b)
1,500,000 1,394,279
SBA Tower Trust, 1.63%, 5/15/2051
(b)
1,000,000 836,023
SBA Tower Trust, 1.84%, 10/15/2051
(b)
2,000,000 1,656,629
4,319,029
Technology — 5.53%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 957,310
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 1,934,566
DXC Technology Co., 1.80%, 9/15/2026 500,000 429,854
Global Payments, Inc., 1.20%, 3/1/2026 1,000,000 853,894
HP, Inc., 2.20%, 6/17/2025 1,000,000 919,907
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 867,780
Juniper Networks, Inc., 1.20%, 12/10/2025 1,000,000 872,812
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(b)
1,205,000 943,226
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 864,649
Microchip Technology, Inc., 2.67%, 9/1/2023 1,000,000 975,545

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Microchip Technology, Inc., 0.97%, 2/15/2024 $ 1,000,000 $ 941,073
Microchip Technology, Inc., 0.98%, 9/1/2024 1,000,000 918,133
Oracle Corp., 1.65%, 3/25/2026 1,000,000 878,550
Qorvo, Inc., 1.75%, 12/15/2024
(b)
500,000 456,592
Seagate HDD Cayman, 4.88%, 3/1/2024 1,610,000 1,571,604
Seagate HDD Cayman, 4.75%, 1/1/2025 2,622,000 2,534,294
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 856,791
Wipro IT Services LLC, 1.50%, 6/23/2026
(b)
500,000 430,889
18,207,469
Utilities — 3.18%
AES Corp. (The), 1.38%, 1/15/2026 1,000,000 864,311
Ameren Corp., 1.95%, 3/15/2027 500,000 429,634
American Electric Power Co., Inc., 2.03%, 3/15/2024 1,000,000 954,969
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 940,875
Edison International, 4.70%, 8/15/2025 500,000 483,092
Enel Finance International NV, 2.65%, 9/10/2024 1,000,000 934,755
Enel Finance International NV, 1.38%, 7/12/2026
(b)
1,000,000 828,557
Eversource Energy, 1.40%, 8/15/2026 500,000 430,730
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/2024 1,000,000 968,495
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 864,495
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,784,632
Southern Co. (The), 4.48%, 8/1/2024 1,000,000 983,772
10,468,317
Total Corporate Bonds and Notes
(Cost $194,859,638) 178,895,316
ASSET BACKED SECURITIES — 34.16%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 3.61%,
3/15/2042 (1MO LIBOR + 20.0bps)
(a),(b)
2,380,668 2,294,348
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 3.76%,
9/15/2045 (1MO LIBOR + 35.0bps)
(a),(b)
333,903 328,905
ACC Trust, Series 2021-1, Class B, 1.43%, 7/22/2024
(b)
493,770 490,113
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(b)
1,000,000 968,002
Access Group, Inc., Series 2013-1, Class A, 4.09%, 2/25/2036 (1MO LIBOR
+ 5.0bps)
(a),(b)
328,998 321,027
American Credit Acceptance Receivables Trust, Series 2020-1, Class D,
2.39%, 3/13/2026
(b)
1,000,000 987,470
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(b)
2,250,000 2,110,436
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(b)
2,455,000 2,299,121
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(b)
1,250,000 1,136,197
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%,
3/18/2024 250,308 250,068
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2,
1.68%, 8/20/2025
(b)
20,814 20,707
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(b)
574,057 533,877

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 4.17%,
11/25/2071 (1MO LIBOR + 58.0bps)
(a)
$ 1,623,954 $ 1,544,927
Brazos Student Finance Corp., Series 2009-1, Class AS, 6.14%, 12/27/2039
(3MO LIBOR + 250.0bps)
(a),(b)
67,826 68,087
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%,
7/15/2024
(b)
1,000,000 984,771
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052
(b)
976,667 845,339
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 903,786
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,625,000 1,435,087
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 877,943
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 656,962
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028 2,209,000 1,930,941
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 448,994
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025
(b)
276,241 273,495
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025
(b)
461,000 450,154
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 863,820
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028 1,000,000 934,442
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(b)
2,231,000 2,082,319
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 929,401
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027
(b)
1,000,000 985,601
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(b)
2,500,000 2,357,526
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(b)
1,565,500 1,346,021
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 152,667 132,302
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(b)
931,467 785,171
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/2026
(b)
171,499 171,277
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(b)
500,000 469,580
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A,
2.55%, 12/17/2029
(b)
1,000,000 896,150
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026
(b)
48,010 47,968
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(b)
1,000,000 934,940
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029
(b)
3,000,000 2,646,185
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%,
6/15/2029
(b)
1,500,000 1,465,833
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%,
2/15/2030
(b)
1,050,000 976,912
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(b)
1,500,000 1,350,915
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026
(b)
625,000 593,058
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(b)
500,000 467,227
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026
(b)
500,000 487,395
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027
(b)
500,000 458,151
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031
(b)
334,378 326,857
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(b)
1,006,403 869,721
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/2026 58,330 58,167

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026 $ 42,908 $ 42,740
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026 420,000 413,053
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027 110,000 107,790
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025
(b)
500,000 492,307
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026
(b)
488,330 482,479
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(b)
2,000,000 1,765,108
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(b)
1,000,000 907,685
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 4.39%,
9/25/2068 (1MO LIBOR + 80.0bps)
(a),(b)
347,156 331,565
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 4.27%, 5/25/2039
(1MO LIBOR + 68.0bps)
(a),(b)
354,767 345,687
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027
(b)
500,000 467,371
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%,
9/16/2024
(b)
120,802 120,386
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%,
12/16/2024
(b)
125,495 125,243
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%,
4/15/2026
(b)
70,000 69,284
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 500,000 463,685
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(b)
2,000,000 1,808,758
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%,
12/15/2025
(b)
1,460,000 1,421,413
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(b)
500,000 456,471
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(b)
3,000,000 2,716,735
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025
(b)
305,000 294,943
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025
(b)
212,593 210,406
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026
(b)
243,448 241,578
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(b)
1,272,000 1,092,719
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034
(b)
750,000 623,317
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D,
3.27%, 6/16/2025
(b)
750,000 745,056
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D,
2.60%, 1/15/2026
(b)
500,000 487,652
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(b)
550,000 493,711
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(b)
1,500,000 1,365,330
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(b)
863,024 726,236
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040
(b)
773,709 678,207
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%,
8/15/2025
(b)
1,000,000 983,317
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%,
11/17/2025
(b)
1,500,000 1,475,209

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(b)
$ 1,500,000 $ 1,341,389
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class
D, 1.91%, 9/16/2027 500,000 471,239
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028
(b)
1,000,000 862,216
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(b)
33,711 30,840
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(b)
77,396 69,077
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(b)
223,789 195,663
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(b)
428,826 334,906
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(b)
36,687 34,414
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(b)
787,853 776,898
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031
(b)
1,000,000 938,568
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026 1,000,000 940,240
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(b)
457,929 383,272
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(b)
460,303 380,632
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.52%, 2/25/2042
(3MO LIBOR + 95.0bps)
(a)
375,038 370,320
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026
(b)
2,000,000 1,987,207
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(b)
772,879 562,495
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(b)
166,186 160,591
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(b)
2,916,681 2,679,641
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 9/21/2024
(b)
1,000,000 986,127
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(b)
167,439 136,800
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a),(b)
44,889 43,487
Nelnet Student Loan Trust, Series 2012-2A, Class A, 4.39%, 12/26/2033
(1MO LIBOR + 80.0bps)
(a),(b)
332,713 326,687
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 4.18%, 4/20/2062
(3MO LIBOR + 69.0bps)
(a),(b)
385,703 371,811
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062
(a),(b)
675,323 590,504
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 4.11%,
2/14/2031 (3MO LIBOR + 120.0bps)
(a),(b)
1,000,000 947,672
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%,
10/15/2024
(b)
1,180,000 1,144,847
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%,
10/15/2024
(b)
1,000,000 975,302
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%,
1/15/2026
(b)
1,000,000 957,365
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%,
2/17/2026
(b)
750,000 711,589
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2026
(b)
1,000,000 931,197
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025
(b)
2,000,000 1,926,602
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%,
12/15/2025 54,874 54,522
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 50,000 48,552

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%,
11/16/2026 $ 100,000 $ 95,599
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%,
1/15/2027 250,000 237,821
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(b)
1,000,000 909,278
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026
(b)
378,523 371,280
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030
(b)
200,000 174,398
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3.62%,
3/15/2024 (3MO LIBOR + 33.0bps)
(a)
127,232 126,807
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3.60%,
12/15/2038 (3MO LIBOR + 31.0bps)
(a)
279,289 264,745
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 3.58%,
6/15/2039 (3MO LIBOR + 29.0bps)
(a)
119,611 112,189
SLM Student Loan Trust, Series 2003-14, Class A6, 4.66%, 7/25/2025
(3MO LIBOR + 30.0bps)
(a)
19,729 19,687
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(b)
23,471 22,145
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(b)
72,619 69,506
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(b)
964,606 726,043
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052
(b)
1,872,281 1,521,898
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(b)
1,025,000 886,119
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(b)
1,912,431 1,721,438
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(b)
864,375 711,708
Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.19%, 11/20/2061
(1MO LIBOR + 70.0bps)
(a),(b)
703,160 683,032
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%,
5/25/2033
(b)
1,000,000 899,633
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%,
1/25/2027
(b)
1,500,000 1,464,147
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(b)
1,000,000 870,442
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(b)
685,000 611,822
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(b)
1,322,111 1,198,003
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(b)
949,425 783,806
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(b)
1,000,000 932,797
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%,
6/10/2027
(b)
1,000,000 924,414
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(b)
1,168,330 932,501
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/2049
(b)
104,938 95,470
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%,
4/15/2025
(b)
58,013 57,697
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%,
6/16/2025
(b)
2,000,000 1,964,131

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%,
2/17/2026
(b)
$ 1,000,000 $ 930,760
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(b)
1,000,000 912,664
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,794,499
Total Asset Backed Securities
(Cost $121,691,573) 112,452,288
U.S. GOVERNMENT & AGENCIES — 4.72%
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 1,000,478 936,789
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 240,484 221,569
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 818,624 698,951
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 874,154 722,372
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 730,694 604,079
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 874,952 724,551
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 794,205 602,514
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,706,368 1,354,664
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 824,230 625,288
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 767,920 656,617
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 872,816 719,178
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051 959,937 856,637
Federal Home Loan Bank, 2.00%, 2/25/2036 1,000,000 690,671
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 924,015 762,403
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 1,058,199 878,452
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 806,008 611,323
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,756,600 1,263,123
Freddie Mac, Pool #8C0119, 1.51%, 9/1/2051 916,172 804,223
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 969,519 911,362
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 993,691 907,298
Total U.S. Government & Agencies
(Cost $19,285,156) 15,552,064
COLLATERALIZED LOAN OBLIGATIONS — 6.58%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 4.11%, 5/15/2030
(3MO LIBOR + 120.0bps)
(a),(b)
1,000,000 961,374
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 5.53%, 7/15/2029
(3MO LIBOR + 145.0bps)
(a),(b)
1,000,000 971,787
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 5.48%,
1/15/2035 (3MO LIBOR + 140.0bps)
(a),(b)
1,000,000 943,666
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
3.66%, 1/15/2031 (3MO LIBOR + 115.0bps)
(a),(b)
825,000 790,593
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R,
5.24%, 4/20/2031 (3MO LIBOR + 100.0bps)
(a),(b)
1,000,000 974,171
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR,
5.32%, 4/20/2031 (3MO LIBOR + 108.0bps)
(a),(b)
250,000 243,665
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 5.50%, 1/25/2035 (3MO
LIBOR + 114.0bps)
(a),(b)
1,000,000 957,486

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 5.37%, 1/20/2031
(3MO LIBOR + 113.0bps)
(a),(b)
$ 625,000 $ 594,507
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 5.36%,
10/25/2034 (3MO LIBOR + 100.0bps)
(a),(b)
1,000,000 999,765
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 5.24%, 4/20/2034
(3MO LIBOR + 100.0bps)
(a),(b)
1,400,000 1,399,241
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
5.54%, 4/20/2030 (3MO LIBOR + 130.0bps)
(a),(b)
1,000,000 963,500
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
5.76%, 4/20/2035 (TSFR3M + 180.0bps)
(a),(b)
1,000,000 937,688
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
4.74%, 5/22/2039 (3MO LIBOR + 176.0bps)
(a),(b)
1,790,186 1,754,383
HPS Loan Management Ltd., Series 2010A-16, Class X, 5.14%, 4/20/2034
(3MO LIBOR + 90.0bps)
(a),(b)
714,286 713,875
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.44%, 10/20/2034 (3MO
LIBOR + 120.0bps)
(a),(b)
1,000,000 957,060
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 5.48%,
10/15/2032 (3MO LIBOR + 140.0bps)
(a),(b)
1,000,000 964,462
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 5.51%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 943,937
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 5.44%, 10/20/2034 (3MO
LIBOR + 120.0bps)
(a),(b)
1,000,000 960,962
OZLM XII Ltd., Series 2015-12A, Class A1R, 3.83%, 4/30/2027 (3MO
LIBOR + 105.0bps)
(a),(b)
37 37
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 4.08%, 8/20/2032
(3MO LIBOR + 110.0bps)
(a),(b)
1,000,000 965,722
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 5.63%,
4/15/2030 (3MO LIBOR + 155.0bps)
(a),(b)
2,000,000 1,935,620
Symphony CLO Ltd., Series 2016-17A, Class BR, 5.28%, 4/15/2028 (3MO
LIBOR + 120.0bps)
(a),(b)
1,000,000 976,453
Voya CLO Ltd., Series 2016-3A, Class XR, 4.89%, 10/18/2031 (3MO
LIBOR + 70.0bps)
(a),(b)
90,000 90,000
Voya CLO Ltd., Series 2020-3A, Class AR, 5.39%, 10/20/2034 (3MO
LIBOR + 115.0bps)
(a),(b)
675,000 650,497
Total Collateralized Loan Obligations
(Cost $22,311,886) 21,650,451
Total Investments — 99.80%
(Cost $358,148,253) 328,550,119
Other Assets in Excess of Liabilities  —  0.20% 654,116
Net Assets — 100.00% $ 329,204,235
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2022 was $188,930,030, representing 57.39% of net assets.
MTN - Medium Term Note

Yorktown Master Allocation Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
Shares Fair Value
INVESTMENT COMPANIES — 98.64%
(a)
Small Cap Funds— 48.83%
Yorktown Small Cap Fund, Institutional Class 429,005 $ 6,409,332
Growth Funds— 47.12%
Yorktown Growth Fund, Institutional Class 423,332 6,184,881
Capital Appreciation Funds— 2.69%
Yorktown Capital Appreciation Fund, Institutional Class 16,258 353,610
Total Investment Companies — 98.64%
(Cost $9,721,463) 12,947,823
Other Assets in Excess of Liabilities  —  1.36% 178,598
Net Assets — 100.00% $ 13,126,421
(a) Affiliated issuer.

Yorktown Small Cap Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 90.78%
Communications — 3.72%
TechTarget, Inc.
(a)
20,400 $ 1,316,820
Consumer Discretionary — 8.00%
Arcos Dorados Holdings, Inc., Class A 44,700 337,038
Buckle, Inc. (The) 8,200 322,506
Chico's FAS, Inc.
(a)
108,100 635,628
Dick's Sporting Goods, Inc. 6,200 705,312
Mattel, Inc.
(a)
18,100 343,176
Winnebago Industries, Inc. 8,200 489,458
2,833,118
Consumer Staples — 2.82%
BJ's Wholesale Club Holdings, Inc.
(a)
12,900 998,460
Energy — 7.33%
Matador Resources Co. 5,500 365,475
Northern Oil and Gas, Inc. 10,900 372,126
Range Resources Corp. 19,800 563,904
SandRidge Energy, Inc.
(a)
18,900 357,021
TravelCenters of America, Inc.
(a)
9,300 591,294
VAALCO Energy, Inc.
(a)
67,100 345,565
2,595,385
Financials — 18.18%
American Equity Investment Life Holding Co. 18,400 792,672
Bank OZK 8,700 373,926
First BanCorp. 60,400 953,716
LPL Financial Holdings, Inc. 7,300 1,866,245
PennantPark Investment Corp.
(b)
76,700 456,365
StoneX Group, Inc.
(a)
4,400 410,608
United Community Banks, Inc. 23,200 893,200
Wintrust Financial Corp. 7,400 692,788
6,439,520
Health Care — 10.78%
Catalyst Pharmaceuticals, Inc.
(a)
50,000 693,500
DocGo, Inc.
(a)
50,100 495,990
Intellia Therapeutics, Inc.
(a)
12,700 670,306
Repligen Corp.
(a)
5,600 1,021,944
Sinovac Biotech Ltd.
(a)(c)
74,893 484,558
Tenet Healthcare Corp.
(a)
10,200 452,472
3,818,770
Industrials — 14.84%
Alaska Air Group, Inc.
(a)
11,600 515,736
FTI Consulting, Inc.
(a)
3,300 513,579
Knight-Swift Transportation Holdings, Inc. 7,600 365,028
Mueller Industries, Inc. 18,866 1,181,766
Novanta, Inc.
(a)
8,300 1,173,620
NV5 Global, Inc.
(a)
10,400 1,507,480
5,257,209

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Shares Fair Value
Materials — 7.16%
Alpha Metallurgical Resources, Inc. 4,000 $ 675,400
Cleveland-Cliffs, Inc.
(a)
63,600 826,164
Huntsman Corp. 22,900 612,804
Uranium Energy Corp.
(a)
100,000 421,000
2,535,368
Real Estate — 2.30%
Matson, Inc. 11,100 816,738
Technology — 14.25%
Amkor Technology, Inc. 21,000 436,590
Jabil, Inc. 9,000 578,250
Kulicke & Soffa Industries, Inc. 7,300 306,162
Lattice Semiconductor Corp.
(a)
13,200 640,332
Morningstar, Inc. 4,700 1,091,246
Perion Network Ltd.
(a)
45,900 1,045,143
Rambus, Inc.
(a)
31,500 950,040
5,047,763
Utilities — 1.40%
Kenon Holdings Ltd. 13,000 497,900
Total Common Stocks/Investments — 90.78%
(Cost $24,412,282) 32,157,051
Other Assets in Excess of Liabilities  —  9.22% 3,266,025
Net Assets — 100.00% $ 35,423,076
(a) Non-income producing security.
(b) Business Development Company
(c) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 1.37% of the Fund's net assets.